Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Income tax provision	$ 230,000	$ (3,238,000)	$ 13,000
WISeKey Semiconductors SAS
Defined Benefit Plan Disclosure [Line Items]
Income tax provision		$ 39,901